united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 12/31/2014

Item 1. Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares		Value
	COMMON STOCKS - 86.5%
	AEROSPACE/DEFENSE - 1.6%
3,000	Boeing Co. +	$ 389,940
1,700	Raytheon Co. +	183,889
		573,829
	AGRICULTURE - 3.7%
5,000	Lorillard, Inc. +	314,700
12,600	Philip Morris International, Inc. +	1,026,270
		1,340,970
	BANKS - 10.4%
66,000	Bank of America Corp. +	1,180,740
6,700	Citigroup, Inc. +	362,537
11,500	JPMorgan Chase & Co. +	719,670
5,200	Northern Trust Corp. +	350,480
35,000	Regions Financial Corp. +	369,600
18,000	US Bancorp +	809,100
		3,792,127
	BEVERAGES - 0.9%
7,500	Coca-Cola Co. +	316,650

	CHEMICALS - 1.4%
4,500	LyondellBasell Industries NV +	357,255
1,400	Monsanto Co. +	167,258
		524,513
	COMPUTERS - 7.8%
4,400	Accenture PLC +	392,964
9,300	Apple, Inc. +	1,026,534
12,000	EMC Corp. +	356,880
4,500	International Business Machines Corp. +	721,980
3,600	SanDisk Corp. +	352,728
		2,851,086
	COSMETICS/PERSONAL CARE - 0.5%
2,000	Procter & Gamble Co. +	182,180

	ELECTRIC - 4.1%
20,000	PPL Corp. +	726,600
15,300	Southern Co. +	751,383
		1,477,983
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
7,000	Emerson Electric Co. +	432,110

	ELECTRONICS - 1.4%
4,000	Thermo Fisher Scientific, Inc. +	501,160

	FOOD - 3.6%
3,800	Hershey Co. +	394,934
13,000	Sysco Corp. +	515,970
7,800	Whole Foods Market, Inc. +	393,276
		1,304,180
	HEALTHCARE SERVICES - 1.7%
9,500	Quest Diagnostics, Inc. +	637,070

	HOUSEHOLD PRODUCTS/WARES - 1.0%
3,600	Clorox Co. +	375,156

	INSURANCE - 3.2%
21,000	American International Group, Inc. +	1,176,210

	INTERNET - 5.0%
700	Amazon.com, Inc. * +	217,245
4,500	Facebook, Inc. - Cl. A * +	351,090
1,100	Google, Inc. - Cl. A * +	583,726
600	Priceline Group, Inc. * +	684,126
		1,836,187

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

Shares		Value
	MACHINERY-DIVERSIFIED - 0.5%
2,900	Flowserve Corp. +	$ 173,507

	MISCELLANEOUS MANUFACTURING - 4.1%
300	3M Co. +	49,296
50,000	General Electric Co. +	1,263,500
2,800	Pentair PLC +	185,976
		1,498,772
	OIL & GAS - 8.5%
7,400	Chevron Corp. +	830,132
21,600	Ensco PLC +	646,920
8,600	Exxon Mobil Corp. +	795,070
10,100	Occidental Petroleum Corp. +	814,161
		3,086,283
	OIL & GAS SERVICES - 1.0%
4,200	Schlumberger Ltd. +	358,722

	PHARMACEUTICALS - 4.5%
12,000	Bristol-Myers Squibb Co. +	708,360
3,100	Johnson & Johnson +	324,167
19,200	Pfizer, Inc. +	598,080
		1,630,607
	RETAIL - 9.3%
3,000	Dollar General Corp. * +	212,100
9,800	Gap, Inc. +	412,678
3,000	Kohl's Corp. +	183,120
5,500	Starbucks Corp. +	451,275
12,000	Target Corp. +	910,920
6,000	Wal-Mart Stores, Inc. +	515,280
5,200	Walgreens Boots Alliance, Inc. +	396,240
4,100	Yum! Brands, Inc. +	298,685
		3,380,298
	SEMICONDUCTORS - 2.3%
9,000	Intel Corp. +	326,610
7,000	QUALCOMM, Inc. +	520,310
		846,920
	SOFTWARE - 2.9%
11,300	Microsoft Corp. +	524,885
12,000	Paychex, Inc. +	554,040
		1,078,925
	TELECOMMUNICATIONS - 4.9%
30,000	Cisco Systems, Inc. +	834,450
20,400	Verizon Communications, Inc. +	954,312
		1,788,762
	TRANSPORTATION - 1.0%
8,000	Expeditors International of Washington, Inc. +	356,880

	TOTAL COMMON STOCKS (Cost - $29,725,269)	31,521,087

	EXCHANGE TRADED FUNDS - 4.0%
	EQUITY FUNDS - 4.0%
20,000	Market Vectors Gold Miners ETF +	367,600
48,900	ProShares UltraShort S&P500 *	1,079,223
		1,446,823

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,581,088)	1,446,823

Contracts ^
	SCHEDULE OF PUT OPTIONS PURCHASED * - 1.7%
50	S & P 500 Index	632,500
	Expiration December 2015, Exercise Price $2,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $833,750)
Shares
	SHORT-TERM INVESTMENTS - 10.7%
3,876,292	Federated Government Obligations Fund, 0.01%**	3,876,292
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,876,292)

	TOTAL INVESTMENTS - 102.9% (Cost - $36,016,399) (a)	$ 37,476,702
	CALL OPTIONS WRITTEN - (3.0) % (Proceeds - $676,288)	(1,085,345)
	OTHER ASSETS LESS LIABILITIES - 0.1%	47,130
	NET ASSETS - 100.0%	$ 36,438,487

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (3.0) %
3	3M Co.	$ 6,600
	Expiration January 2015, Exercise Price $145.00
44	Accenture PLC	52,580
	Expiration January 2015, Exercise Price $77.50
7	Amazon.com, Inc.	644
	Expiration January 2015, Exercise Price $335.00
210	American International Group, Inc.	5,040
	Expiration January 2015, Exercise Price $57.50
93	Apple, Inc.	17,856
	Expiration January 2015, Exercise Price $111.43
460	Bank of America Corp.	46,000
	Expiration January 2015, Exercise Price $17.00
200	Bank of America Corp.	6,600
	Expiration January 2015, Exercise Price $18.00
15	Boeing Co.	8,550
	Expiration January 2015, Exercise Price $125.00
15	Boeing Co.	2,595
	Expiration February 2015, Exercise Price $135.00
120	Bristol-Myers Squibb Co.	12,360
	Expiration January 2015, Exercise Price $60.00
74	Chevron Corp.	6,882
	Expiration January 2015, Exercise Price $115.00
300	Cisco Systems, Inc.	26,100
	Expiration January 2015, Exercise Price $27.00
67	Citigroup, Inc.	5,025
	Expiration January 2015, Exercise Price $55.00
36	Clorox Co.	47,304
	Expiration January 2015, Exercise Price $92.50
75	Coca-Cola Co.	825
	Expiration January 2015, Exercise Price $44.00
30	Dollar General Corp.	16,500
	Expiration February 2015, Exercise Price $67.50
120	EMC Corp.	12,480
	Expiration January 2015, Exercise Price $29.00
70	Emerson Electric Co.	14,770
	Expiration March 2015, Exercise Price $62.50
216	Ensco PLC	10,800
	Expiration January 2015, Exercise Price $32.00
80	Expeditors International of Washington, Inc.	5,000
	Expiration January 2015, Exercise Price $45.00
19	Exxon Mobil Corp.	1,330
	Expiration January 2015, Exercise Price $95.00
67	Exxon Mobil Corp.	1,072
	Expiration January 2015, Exercise Price $97.50
45	Facebook, Inc.	16,515
	Expiration January 2015, Exercise Price $75.00
29	Flowserve Corp.	4,930
	Expiration April 2015, Exercise Price $65.00
98	Gap, Inc.	15,484
	Expiration January 2015, Exercise Price $41.00
500	General Electric Co.	27,500
	Expiration January 2015, Exercise Price $25.00
11	Google, Inc.	26,510
	Expiration January 2015, Exercise Price $510.00
38	Hershey Co.	36,974
	Expiration January 2015, Exercise Price $95.00
82	Intel Corp.	15,170
	Expiration January 2015, Exercise Price $35.00
45	International Business Machines Corp.	11,925
	Expiration January 2015, Exercise Price $160.00
31	Johnson & Johnson	4,061
	Expiration January 2015, Exercise Price $105.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (3.0) %
115	JPMorgan Chase & Co.	$ 11,500
	Expiration January 2015, Exercise Price $62.50
30	Kohls Corp.	6,060
	Expiration January 2015, Exercise Price $60.00
50	Lorillard, Inc.	650
	Expiration January 2015, Exercise Price $64.00
45	LyondellBasell Industries	225
	Expiration January 2015, Exercise Price $105.00
200	Market Vectors Gold Miners ETF	4,400
	Expiration January 2015, Exercise Price $20.00
113	Microsoft Corp.	21,244
	Expiration January 2015, Exercise Price $45.00
14	Monsanto Co.	13,265
	Expiration January 2015, Exercise Price $110.00
52	Northern Trust Corp.	780
	Expiration January 2015, Exercise Price $70.00
101	Occidental Petroleum Corp.	24,240
	Expiration January 2015, Exercise Price $80.00
120	Paychex, Inc.	27,900
	Expiration January 2015, Exercise Price $44.00
28	Pentair PLC	5,950
	Expiration January 2015, Exercise Price $65.00
110	Pfizer, Inc.	14,410
	Expiration January 2015, Exercise Price $30.00
82	Pfizer, Inc.	4,674
	Expiration January 2015, Exercise Price $31.00
126	Philip Morris International, Inc.	9,072
	Expiration January 2015, Exercise Price $82.50
200	PPL Corp.	18,600
	Expiration January 2015, Exercise Price $36.00
6	Priceline Group, Inc.	27,522
	Expiration January 2015, Exercise Price $1,100.00
20	Procter & Gamble Co.	13,500
	Expiration January 2015, Exercise Price $85.00
70	QUALCOMM, Inc.	17,430
	Expiration January 2015, Exercise Price $72.50
95	Quest Diagnostics, Inc.	24,700
	Expiration January 2015, Exercise Price $65.00
17	Raytheon Co.	6,885
	Expiration January 2015, Exercise Price $105.00
350	Regions Financial Corp.	15,050
	Expiration May 2015, Exercise Price $11.00
36	Sandisk Corp.	5,976
	Expiration January 2015, Exercise Price $100.00
21	Schlumberger Ltd.	5,880
	Expiration January 2015, Exercise Price $85.00
21	Schlumberger Ltd.	1,575
	Expiration January 2015, Exercise Price $90.00
77	Southern Co.	18,865
	Expiration January 2015, Exercise Price $47.00
76	Southern Co.	16,188
	Expiration February 2015, Exercise Price $48.00
55	Starbucks Corp.	15,565
	Expiration January 2015, Exercise Price $80.00
130	Sysco Corp.	6,110
	Expiration January 2015, Exercise Price $40.00
120	Target Corp.	132,600
	Expiration January 2015, Exercise Price $65.00
20	Thermo Fisher Scientific, Inc.	6,360
	Expiration January 2015, Exercise Price $125.00
20	Thermo Fisher Scientific Inc.	1,960
	Expiration January 2015, Exercise Price $130.00
180	US Bancorp	19,800
	Expiration February 2015, Exercise Price $45.00
204	Verizon Communications, Inc.	204
	Expiration January 2015, Exercise Price $52.50
60	Wal-Mart Stores, Inc.	10,020
	Expiration January 2015, Exercise Price $85.00
52	Walgreens Boots Alliance, Inc.	48,360
	Expiration January 2015, Exercise Price $67.50

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

Contracts ^		Value
SCHEDULE OF CALL OPTIONS WRITTEN * (Continued) - (3.0) %
78	Whole Foods Marketm Inc.	$ 59,670
Expiration January 2015, Exercise Price $42.75
41	Yum! Brands, Inc.	2,173
Expiration January 2015, Exercise Price $75.00
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $676,288)	$ 1,085,345

+ All or a portion of the security is held as collateral for covered calls.
* Non-income producing securities.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is
$35,478,080 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,609,135
	Unrealized depreciation:	(1,695,858)
	Net unrealized appreciation:	$ 913,277

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 31,521,087	$ -	$ -	$ 31,521,087
Exchange Traded Funds		1,446,823	-	-	1,446,823
Purchased Put Options		632,500	-	-	632,500
Short Term Investments		3,876,292	-	-	3,876,292
	Total	$ 37,476,702	$ -	$ -	$ 37,476,702
Liabilities
Calls Options Written		$ 1,085,345	$ -	$ -	$ 1,085,345
	Total	$ 1,085,345	$ -	$ -	$ 1,085,345

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date 2/27/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date 2/27/15